Provision for Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Provision for Income Taxes [Abstract]
Provision for Income Taxes

9) Provision for Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management evaluates all available evidence about future taxable income and other possible sources of realization of deferred tax assets. A valuation allowance is established to reduce deferred tax assets to an amount that represents management’s best estimate of the amount of such deferred tax assets that more likely than not will be realized. To the extent the Company establishes a valuation allowance or increased the allowance in any given period, an expense is recognized within the provision for income taxes in the statement of income.

The Company recognizes the tax benefit from uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters as other expense in the statement of income. Based on management’s evaluations, there are no uncertain tax positions requiring recognition as of the date of these financial statements.

The components of the Company’s net deferred tax assets as of September 30, 2023 and December 31, 2022, were as follows (in thousands):

Schedule of deferred tax assets

	September 30, 2023	December 31, 2022
Deferred tax assets:
Net Operating loss carry forward	$1,884	$2,578
Stock-based compensation	(58)	(27)
Other income (PPP loan forgiveness)	—	292
Total deferred tax asset	1,826	2,843
Less: Valuation allowance	$(1,826)	$(2,843)
Deferred tax asset. net of valuation allowance	—	—
Deferred tax liabilities	—	—
Net Deferred tax asset	—	—

Income tax expense (benefit) was computed as follows:

Schedule of income tax expense benefit

	September 30, 2023	September 30, 2022
Federal income tax	$—	$—
State income tax	4	37
Total income taxes, current provision	4	37
Deferred Income taxes (benefit)	—	—
Total Income expenses (benefit)	$4	$37

The Company’s effective tax rate is 0% for the quarter ended September 30, 2023 and 0% and for the quarter ended September 30, 2022 The future effective income tax rate depends on various factors, such as the Company’s income (loss) before taxes, tax legislation and the geographic composition of pre-tax income.

The Company files a consolidated federal tax return with its parent and records its share of the consolidated federal tax expense on a separate return basis. The Company’s current tax expense is nil. There is no liability in 2022 on account of losses.

The Company’s federal and state income tax returns are generally subject to possible examination by the taxing authorities until the expiration of the related statute of limitations on those tax returns which is generally three years from the original filing deadline. The Company regularly reviews its deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing taxable temporary differences and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.

11) Provision for Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management evaluates all available evidence about future taxable income and other possible sources of realization of deferred tax assets. A valuation allowance is established to reduce deferred tax assets to an amount that represents management’s best estimate of the amount of such deferred tax assets that more likely than not will be realized. To the extent the Company establishes a valuation allowance or increased the allowance in any given period, an expense is recognized within the provision for income taxes in the statement of income.

The Company recognizes the tax benefit from uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters as other expense in the statement of income. Based on management’s evaluations, there are no uncertain tax positions requiring recognition as of the date of these financial statements.

The components of the Company’s net deferred tax assets as of December 31, 2022 and 2021, were as follows (in thousands):

	December 31, 2022	December 31, 2021
	(In thousands)
Deferred tax assets:
Net Operating loss carry forward	$2,578	1,445
Stock-based compensation	(27)	(18)
Other income (PPP loan forgiveness)	292
Fair Value of Warrant		(15)
Total Deferred tax asset	2,843	1,412
Less: Valuation allowance	$(2,843)	$(1,412)
Deferred tax asset. net of valuation allowance	—	—
Deferred tax liabilities	—	—
Net Deferred tax asset	—	—

Income tax expense (benefit) was computed as follows:

	December 31, 2022	December 31, 2021
	(In thousands)
Federal income tax	$—	$—
State income tax	63	24
Total Income taxes ,Current provision	63	24
Deferred Income taxes (benefit)	—	—
Total Income expenses/ (benefit)	$63	$24

The Company’s effective tax rate is 1% for the year ended December 31, 2022 and 0% and for the year ended December 31, 2021 The future effective income tax rate depends on various factors, such as the Company’s income / (loss) before taxes, tax legislation and the geographic composition of pre-tax income.

The Company files a consolidated federal tax return with its parent and records its share of the consolidated federal tax expense on a separate return basis. The Company’s current tax expense is $0. There is no liability in 2021 on account of losses.

The Company’s federal and state income tax returns are generally subject to possible examination by the taxing authorities until the expiration of the related statute of limitations on those tax returns which is generally three years from the original filing deadline. The Company regularly reviews its deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing taxable temporary differences and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.